STOCK BASED COMPENSATION (Schedule of Stock Option Plan Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Stock Based Compensation [Abstract]
Options outstanding at beginning of year (in Shares)	53,000	72,200
Options granted (in Shares)	31,000	0
Options exercised (in Shares)	0	0
Options forfeited (in Shares)	(2,000)	(19,200)
Options outstanding at end of year (in Shares)	82,000	53,000
Options vested and exercisable (in Shares)	31,472	14,500
Weighted Average Exercise Price, options outstanding at beginning of year (in Dollars per Share)	$ 0.76	$ 2.19
Weighted Average Exercise Price, options granted (in Dollars per Share)	$ 0.35	$ 0
Weighted Average Exercise Price, options exercised (in Dollars per Share)	$ 0	$ 0
Weighted Average Exercise Price, options forfeited (in Dollars per Share)	$ 5.38	$ 6.15
Weighted Average Exercise Price, options outstanding at end of year (in Dollars per Share)	$ 0.47	$ 0.76
Weighted Average Exercise Price, options vested and exercisable (in Dollars per Share)	$ 0.62	$ 1.30
Weighted Average Remaining Contractual Term, options outstanding (in Duration)	2 years 8 months 9 days	3 years 3 months 22 days
Weighted Average Remaining Contractual Term, options vested and exercisable (in Duration)	1 year 4 months 10 days	2 years 4 months 10 days
Aggregate Intrinsic Value, options outstanding at beginning of year	$ 4	$ 0	$ 9
Aggregate Intrinsic Value, options exercised	0	0
Aggregate Intrinsic Value, options vested and exercisable	$ 13	$ 0